INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Changes in the balance of gross unrecognized tax benefits
Gross unrecognized tax benefits, beginning of year	$ 10,893	$ 10,517	$ 9,872
Increases related to tax positions taken during the current year	104	1,717	1,828
Decrease related to foreign currency exchange rates	(467)	(828)
Increase related to foreign currency exchange rates			256
Reductions for spin-off from Verint	0	0	(1,439)
Reductions for tax positions of prior years	(3,167)	0	0
Lapses of statutes of limitations	(80)	(513)	0
Gross unrecognized tax benefits, end of year	$ 7,283	$ 10,893	$ 10,517